SEGMENT AND GEOGRAPHICAL INFORMATION (Property and Equipment by Country) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Property and equipment, net	$ 3,205	$ 1,758
Germany [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	333	359
The Netherlands [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	1,668	729
United States [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	742	487
Other [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	$ 462	$ 183